Shareholders Equity and Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders Equity and Stock Based Compensation [Abstract]
Weighted average assumptions of options granted during the year

The underlying weighted-average assumptions used were as follows:

	2011	2010	2009

Risk-free interest rate	2.22%	2.61%	2.76%
Expected stock price volatility	30.70%	31.99%	41.51%
Expected dividend yield	2.76%	2.51%	3.83%
Expected option term	6.2 years	6.0 years	6.1 years

Summary of stock option activity

The following table sets forth stock option information related to the Company’s stock option plans during 2011:

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2011	11,568.4	$47.06	5.75	$62.0
Granted	1,550.3	39.08
Exercised	(169.1)	23.23
Forfeited or expired	(1,603.9)	51.71
Outstanding at December 31, 2011	11,345.7	$46.27	5.67	$12.0
Options vested and expected to vest at December 31, 2011	10,962.6	46.66	5.58	11.5
Options exercisable at December 31, 2011	7,611.9	$51.98	4.44	$6.2

Information about awarded RSUs

The following table summarizes information about awarded PUs:

	Number of PUs (in thousands)	Weighted-average grant-date fair value

Unvested at January 1, 2011	918.1	$24.52
Granted at target	341.0	42.10
Forfeited	(351.4)	34.86
Unvested at December 31, 2011	907.7	$27.20

The following table summarizes information about awarded RSUs:

	Number of RSUs (in thousands)	Weighted-average grant-date fair value

Unvested at January 1, 2011	1,127.9	$30.00
Granted	599.3	36.04
Vested	(435.4)	36.06
Forfeited	(172.6)	31.03
Unvested at December 31, 2011	1,119.2	$31.26